Business Segment Information (Information On Operations By Segment) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Disclosure of operating segments [line items]
Revenue	$ 1,316	$ 1,329	$ 2,671	$ 2,574
Operating income before restructuring costs and amortization	549	483	1,094	963
Restructuring costs	0	(417)	(1)	(417)
Amortization	(264)	(254)	(526)	(514)
Operating income (loss) from continuing operations	285	(188)	567	32
Current income tax expense	42	42	77	78
Operating segments [Member]
Disclosure of operating segments [line items]
Revenue	1,318	1,330	2,674	2,576
Current income tax expense	35	43	70	87
Other/Non-Operating [Member]
Disclosure of operating segments [line items]
Current income tax expense	7	(1)	7	(9)
Intersegment Eliminations [Member]
Disclosure of operating segments [line items]
Revenue	(2)	(1)	(3)	(2)
Wireline [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Revenue	1,071	1,066	2,154	2,141
Operating income before restructuring costs and amortization	497	465	997	912
Wireless [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Revenue	247	264	520	435
Operating income before restructuring costs and amortization	$ 52	$ 18	$ 97	$ 51